Prudential Government Money Market Fund, Inc.
655 Broad Street
Newark, New Jersey 07102
October 1, 2025
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:
497(j) Filing for Prudential Government Money Market Fund, Inc.
Registration numbers 333-112406 and 811-02619
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 82 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on September 26, 2025.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-802-3304 or email:  devan.goolsby@prudential.com  .
Very truly yours,
/s/ Devan Goolsby
Devan Goolsby
Assistant Secretary